Mandatorily redeemable Series C preferred shares (Details) - CAD CAD / shares in Units, CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2013
Disclosure Estimated Dividend And Redemption Payments [Abstract]
2016	CAD 8,945
2017	78,403
2018	144,407
2019	37,301
2020	150,281
Thereafter to 2031	1,076,786
Preferred Shares Series C, noncurrent	CAD 17,548	CAD 17,608
Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares	100		100,000
Preferred stock redemption price per share (in dollars per share)	CAD 53,400
Disclosure Estimated Dividend And Redemption Payments [Abstract]
Less amounts representing interest	CAD (10,910)
Total Preferred shares series C	18,527
Less current portion	(979)
Preferred Shares Series C, noncurrent	CAD 17,548
Executives of company | Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares	36
Dividends Payable | Series C Preferred Stock
Disclosure Estimated Dividend And Redemption Payments [Abstract]
2016	CAD 979
2017	908
2018	1,068
2019	1,282
2020	1,344
Thereafter to 2031	18,516
Redemption amount	5,340
Estimated dividend and redemption payments	CAD 29,437